Summary Of Common Stock Warrants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Abtech Warrants [Member]
Number of Nonvested Shares outstanding, Opening Balance	5,066,698	4,422,877
Number of Nonvested Shares outstanding, Granted	0	750,297
Number of Nonvested Shares outstanding, Vested	0	0
Number of Nonvested Shares outstanding, Forfeited or expired	(3,306,069)	(106,476)
Number of Nonvested Shares outstanding, Closing Balance	1,760,629	5,066,698
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance	$ 0.79	$ 0.79
Weighted Average Grant Date Fair value of Non vested Shares, Granted	$ 0	$ 0.79
Weighted Average Grant Date Fair value of Non vested Shares, Vested	$ 0	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Forfeited or expired	$ 0.80	$ 0.70
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance	$ 0.77	$ 0.79
Abhd Warrants [Member]
Number of Nonvested Shares outstanding, Opening Balance	0	0
Number of Nonvested Shares outstanding, Granted	4,196,666	0
Number of Nonvested Shares outstanding, Vested	0	0
Number of Nonvested Shares outstanding, Forfeited or expired	0	0
Number of Nonvested Shares outstanding, Closing Balance	4,196,666	0
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance	$ 0	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Granted	$ 0.59	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Vested	$ 0	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Forfeited or expired	$ 0	$ 0
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance	$ 0.59	$ 0